ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 13,029	$ 17,676
Accrued expenses	12,003	10,508
Advances from customers	1,998	2,690
Taxes payable	4,892	6,013
Warranty provision	1,239	1,400
Derivatives	942	329
Sales return provision	604	2,315
Operating lease liability short-term	22,741	22,772
Contingent consideration liability and other	1,329	831
Accrued expenses and other liabilities	$ 58,777	$ 64,534